Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Stockholders' Equity
Stockholders' Equity

At December 31, 2011 and 2010, TD Banknorth, Inc., owned 40,000 shares of the Company's Series A $10 par value noncumulative nonvoting preferred stock.  The preferred stock is redeemable at the option of the Company at the price of $25 per share plus any unpaid dividends. Dividends on the preferred stock are payable quarterly at a rate of $2 per share per annum.

The Company has a dividend reinvestment and stock purchase plan. Holders of common stock may participate in the plan in which reinvested dividends and voluntary cash payments of not less than $100 per month and not more than $10,000 per month, beginning January 1, 2012, may be reinvested in additional common shares. Officers are eligible immediately and employees who have been continuously employed for at least one year are also eligible to participate in the plan. The minimum investment is $25 per month for employees and $50 for officers with a maximum of $10,000 per month starting January 1, 2012. Previously, the maximum monthly purchase amount was $25,000. During 2011, 500,000 additional shares were registered to the plan. A total of 376,962, 288,559 and 79,019 common shares were issued pursuant to this plan in 2011, 2010 and 2009, respectively. At December 31, 2011, the Company had reserved approximately 522,000 common shares to be issued in connection with the plan.

On August 6, 2009, Metro Bancorp filed a shelf registration statement on Form S-3 with the Securities and Exchange Commission (SEC) which will allow the Company, from time to time, to offer and sell up to a total aggregate of $250.0 million of common stock, preferred stock, debt securities, or warrants, either separately or together in any combination. The shelf registration statement also registered trust preferred securities. The Dodd-Frank Wall Street Reform and Consumer Protection Act (Dodd-Frank Act) excludes from regulatory capital trust preferred securities issued after May 19, 2010. Consequently, Metro Bancorp has no plans to issue additional trust preferred securities. While Metro has always been well-capitalized under federal regulatory guidelines, the shelf registration better positions the Company to take advantage of potential opportunities for growth and to address current economic conditions.